PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Solution 2030 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 9 .6%
31,286  Schwab U.S. TIPS
ETF
$ 1,631,878
3 .0
49,905  Vanguard FTSE
Developed Markets
ETF
2,503,734
4 .6
18,428  Vanguard Long-Term
Treasury ETF
1,091,674
2 .0
Total Exchange-Traded
Funds
(Cost $4,744,602)
5,227,286
9 .6
MUTUAL FUNDS : 90 .4%
Affiliated Investment Companies : 90 .4%
156,365  Voya High Yield Bond
Fund - Class R6
1,075,790
2 .0
1,169,524  Voya Intermediate
Bond Fund - Class R6
10,151,469
18 .7
262,732  Voya Large Cap Value
Portfolio - Class R6
1,663,093
3 .1
108,732  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,092,757
2 .0
258,010  Voya Multi-Manager
International Equity
Fund - Class I
2,675,564
4 .9
344,413  Voya Multi-Manager
International Factors
Fund - Class I
3,296,037
6 .1
107,751  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,119,535
2 .1
22,881  Voya Russell Large
Cap Growth Index
- Class I
1,624,070
3 .0
114,912  Voya Short Term Bond
Fund - Class R6
1,065,235
2 .0
12,613
(1)
Voya Small Cap
Growth Fund - Class
R6
550,811
1 .0
72,340  Voya Small Company
Fund - Class R6
1,101,014
2 .0
572,280  Voya U.S. Stock Index
Portfolio - Class I
11,251,026
20 .7
395,334  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
3,724,048
6 .8
50,798  VY
®
Invesco Comstock
Portfolio - Class I
1,119,088
2 .1
196,587  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
5,398,274
9 .9
94,640  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,090,256
2 .0
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
11,351  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,085,583
2 .0
Total Mutual Funds
(Cost $45,500,123)
49,083,650
90 .4
Total Long-Term
Investments
(Cost $50,244,725)
54,310,936
100 .0
Total Investments in
Securities
(Cost $50,244,725) $ 54,310,936 100 .0
Liabilities in Excess
of Other Assets (17,065) 0.0
Net Assets $ 54,293,871 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Solution 2030 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 5,227,286 $ — $ — $ 5,227,286
Mutual Funds 49,083,650 — — 49,083,650
Total Investments, at fair value $ 54,310,936 $ — $ — $ 54,310,936
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 1,074,319 $ 96,017 $ (86,930) $ (7,616) $ 1,075,790 $ 18,323 $ 3,161 $ —
Voya Intermediate Bond Fund -
Class R6
9,466,225 1,775,306 (1,039,346) (50,716) 10,151,469 110,585 (61,997) —
Voya Large Cap Value Portfolio -
Class R6
— 1,626,234 (39,190) 76,049 1,663,093 — 1,070 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
2,147,738 90,143 (1,081,288) (63,836) 1,092,757 — 90,813 —
Voya Multi-Manager International
Equity Fund - Class I
2,669,938 265,937 (398,236) 137,925 2,675,564 — (24,890) —
Voya Multi-Manager International
Factors Fund - Class I
3,229,526 288,075 (406,317) 184,753 3,296,037 — (20,241) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,068,541 55,584 (122,518) 117,928 1,119,535 — (19,379) —
Voya Russell Large Cap Growth
Index - Class I
1,664,112 83,271 (217,641) 94,328 1,624,070 — 80,409 —
Voya Short Term Bond Fund -
Class R6
1,040,822 121,339 (90,059) (6,867) 1,065,235 11,885 32 —
Voya Small Cap Growth Fund -
Class R6
550,108 27,757 (68,430) 41,376 550,811 — 10,415 —
Voya Small Company Fund - Class
R6
1,115,282 77,391 (99,710) 8,051 1,101,014 — 6,713 —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
1,592,798 72,956 (1,759,046) 93,292 — — (25,229) —
Voya U.S. Stock Index Portfolio -
Class I
10,584,132 818,494 (1,122,712) 971,112 11,251,026 — 106,795 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
3,603,507 571,737 (447,591) (3,605) 3,724,048 — (60,152) —
VY
®
Invesco Comstock Portfolio -
Class I
1,088,743 55,513 (128,257) 103,089 1,119,088 — (7,181) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
5,378,607 277,570 (627,240) 369,337 5,398,274 — (101,763) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
1,068,407 55,514 (187,947) 154,282 1,090,256 — (41,570) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,102,836 55,513 (159,573) 86,807 1,085,583 — 37,248 —
$ 48,445,641 $ 6,414,351 $ (8,082,031) $ 2,305,689 $ 49,083,650 $ 140,793 $ (25,746) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
Voya Solution 2030 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 4,175,539
Gross Unrealized Depreciation (109,328)
Net Unrealized Appreciation $ 4,066,211